Condensed Consolidated Balance Sheets $ in Thousands	Mar. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 89,817
Prepaid expenses and other current assets	657
Total current assets	90,474
Property and equipment, net	9
Total assets	90,483
Current liabilities:
Accounts payable and accrued expenses	14,674
Total current liabilities	14,674
Private placement warrants	1,596
Total liabilities	16,270
Commitments and contingencies (Note 9)
Convertible preferred shares
Redeemable noncontrolling interest	11,663
Shareholders' Equity:
Preferred shares, $0.0001 par value, 1,000,000 authorized as of March 31, 2024, and December 31, 2023; -0- issued and outstanding as of March 31, 2024, and December 31, 2023
Class A Ordinary shares, $0.0001 par value, 300,000,000 authorized, 43,593,678 issued and outstanding as of March 31, 2024, and December 31, 2023	4
Additional paid-in capital	172,246
Accumulated deficit	(111,241)
Total Zura Bio Limited shareholders' equity	61,009
Noncontrolling interest	1,541
Total shareholders' equity	62,550
Total liabilities, redeemable noncontrolling interest, and shareholders' equity	$ 90,483